Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	€ 38	€ 109
Irrevocable purchase commitments given	10,921
Irrevocable purchase commitments received	(1,025)
Research and development license agreements - commitments related to R&D and other commitments	259	536
Research and development license agreements - contingent milestone payments in connection with development programs in progress	2,919	2,892
Total - net contributions given	13,112
Less than 1 year
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	26
Irrevocable purchase commitments given	5,957
Irrevocable purchase commitments received	(482)
Research and development license agreements - commitments related to R&D and other commitments	197
Research and development license agreements - contingent milestone payments in connection with development programs in progress	203
Total - net contributions given	5,901
From 1 to 3 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	4
Irrevocable purchase commitments given	2,922
Irrevocable purchase commitments received	(335)
Research and development license agreements - commitments related to R&D and other commitments	39
Research and development license agreements - contingent milestone payments in connection with development programs in progress	875
Total - net contributions given	3,505
From 3 to 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	3
Irrevocable purchase commitments given	1,062
Irrevocable purchase commitments received	(86)
Research and development license agreements - commitments related to R&D and other commitments	10
Research and development license agreements - contingent milestone payments in connection with development programs in progress	889
Total - net contributions given	1,878
More than 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	5
Irrevocable purchase commitments given	980
Irrevocable purchase commitments received	(122)
Research and development license agreements - commitments related to R&D and other commitments	13
Research and development license agreements - contingent milestone payments in connection with development programs in progress	952
Total - net contributions given	1,828
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given		8,901
Irrevocable purchase commitments received		€ (1,124)
Joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given	€ 871